Premises and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Premises and Equipment, Net
14.	Premises and Equipment, Net

Premises and equipment, net consists of the following (dollars in thousands):

	December 31,		Useful Life
	2013	2012	(in years)
Computer software	$189,964	$151,632	7
Computer hardware	29,011	14,702	3
Furniture and fixtures	11,175	6,859	3
Office equipment and other	6,414	5,666	3

Total premises and equipment	236,564	178,859
Less: Accumulated depreciation and amortization	(80,717)	(41,074)

Premises and equipment, net	$155,847	$137,785

The Company recorded depreciation and amortization expense for premises and equipment, net of $39.7 million, $24.5 million and $11.9 million for the years ended December 31, 2013, 2012 and 2011, respectively. For the years ended December 31, 2013, 2012 and 2011, amortization expense for computer software was $30.8 million, $19.5 million and $9.0 million, respectively. Computer software consists of the following (in thousands):

	December 31,
	2013	2012
Computer software	$189,964	$151,632
Less: Accumulated amortization	(64,956)	(34,283)

Computer software, net	$125,008	$117,349

Based on the balance of computer software, net at December 31, 2013, the following is an estimate of amortization expense for each of the next five years and thereafter (in thousands):

Amortization Expense
2014	$38,238
2015	29,972
2016	24,134
2017	19,231
2018	10,431
Thereafter	3,002

Total	$125,008